Schedule of Investments (unaudited) May 31, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

California — 97.5%
Acalanes Union High School District GO
Series A, 6.35%, 08/01/39 (Call 08/01/29)	$200	$222,608
Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	5,230	867,396
Alameda Corridor Transportation Authority RB
Series A, 5.00%, 10/01/26 (Call 10/01/23)	300	328,692
series B, 4.00%, 10/01/35 (Call 10/01/26) (AGM)	255	269,956
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,165,460
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,000	2,160,680
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	600	684,204
Alameda County Transportation Commission RB, 4.00%, 03/01/22	615	655,965
Allan Hancock Joint Community College District/CA GO, Series C, 5.60%, 08/01/47 (Call 08/01/40)	1,295	1,089,600
Alvord Unified School District GO, Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	1,328,250
Anaheim Housing & Public Improvements Authority RB 5.00%, 10/01/35 (PR 10/01/21)	500	530,626
5.00%, 10/01/41 (PR 10/01/21)	1,000	1,061,250
Series A, 5.00%, 10/01/50 (Call 10/01/25)	200	232,010
Series C, 5.00%, 10/01/45 (Call 10/01/25)	1,500	1,748,370
Bay Area Toll Authority RB 2.00%, 04/01/53 (Put 04/01/24)(b)(c)	1,500	1,534,635
2.13%, 04/01/53 (Put 04/01/25)(b)(c)	1,200	1,237,488
4.00%, 04/01/29 (Call 04/01/27)	500	588,400
4.00%, 04/01/33 (Call 04/01/27)	1,200	1,376,784
4.00%, 04/01/37 (Call 04/01/27)	2,000	2,250,680
4.00%, 04/01/42 (Call 04/01/27)	1,270	1,405,153
4.00%, 04/01/47 (Call 04/01/27)	3,500	3,847,375
4.00%, 04/01/49 (Call 04/01/27)	3,455	3,790,653
5.00%, 04/01/28	400	514,432
Series A, 2.95%, 04/01/47 (Put 04/01/26)(b)(c)	750	806,138
Series B, 2.85%, 04/01/47 (Put 04/01/25)(b)(c)	750	796,208
Series C, 2.10%, 04/01/45 (Put 04/01/22)(b)(c)	1,050	1,067,325
Series E, 2.00%, 04/01/34 (Put 04/01/21)(b)(c)	1,000	1,003,520
Series F-1, 5.00%, 04/01/21	205	213,284
Series F-1, 5.00%, 04/01/27 (PR 04/01/22)	1,000	1,087,270
Series F-1, 5.00%, 04/01/28 (PR 04/01/22)	1,200	1,304,724
Series F-1, 5.00%, 04/01/31 (PR 04/01/22)	1,350	1,467,814
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	8,150	9,600,944
Series F-1, 5.00%, 04/01/56 (Call 04/01/27)	1,405	1,643,920
Series F-2, 4.00%, 04/01/21	125	129,014
Series S-2, 5.00%, 10/01/42 (PR 10/01/20)	4,695	4,770,073
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	500	567,400
Series S-4, 5.00%, 04/01/38 (PR 04/01/23)	545	618,466
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	4,750	5,390,300
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	250	285,463
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	1,000	1,141,850
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	2,835	3,411,922
Series S-8, 5.00%, 04/01/56 (Call 10/01/29)	2,000	2,401,680
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	1,350	1,513,836
California Educational Facilities Authority RB 5.00%, 04/01/45 (Call 04/01/25)	1,000	1,132,825
5.00%, 10/01/49 (Call 04/01/26)	250	295,485
5.25%, 04/01/40	175	275,091
Series A, 5.00%, 10/01/53 (Call 10/01/28)	1,120	1,284,091
Series T-1, 5.00%, 03/15/39	700	1,061,928
Series U-3, 5.00%, 06/01/43	2,360	3,701,164

Security	Par (000)	Value

California (continued)
Series U-5, 5.00%, 05/01/21	$4,645	$4,852,864
Series U-6, 5.00%, 05/01/45	4,010	6,376,902
Series U-7, 5.00%, 06/01/46	150	240,923
Series V-1, 5.00%, 05/01/29	500	681,670
Series V-1, 5.00%, 05/01/49	2,500	4,111,925
California Infrastructure & Economic Development Bank RB 5.00%, 10/01/20	2,700	2,743,713
5.00%, 10/01/21	1,225	1,304,111
5.00%, 10/01/22	1,450	1,614,502
5.00%, 10/01/23	200	231,856
5.00%, 10/01/26 (Call 04/01/26)	3,240	4,085,737
5.00%, 10/01/28 (Call 04/01/28)	500	664,865
5.00%, 05/15/42 (Call 05/15/28)	1,000	1,223,650
5.00%, 10/01/43 (Call 04/01/28)	2,000	2,498,480
5.00%, 08/01/49 (Call 08/01/29)	3,125	3,820,812
Series A, 4.00%, 10/01/45 (Call 10/01/26)	500	563,895
Series A, 5.00%, 07/01/23 (ETM) (AGM)	250	285,008
Series A, 5.00%, 07/01/25 (ETM) (FGIC)	300	367,302
Series A, 5.00%, 07/01/29 (PR 01/01/28) (FGIC)	810	1,057,390
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,370	1,783,028
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	740	963,095
Series A, 5.00%, 10/01/41 (Call 10/01/26)	700	855,197
California Municipal Finance Authority RB 5.00%, 01/01/48 (Call 01/01/28)	1,000	1,227,730
Series A, 5.00%, 06/01/42 (Call 06/01/27)	500	585,330
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	2,100	660,093
California State Public Works Board RB 5.00%, 09/01/22	455	502,443
5.00%, 11/01/25 (Call 11/01/23)	1,610	1,849,874
5.00%, 11/01/26 (Call 11/01/22)	270	298,987
5.00%, 11/01/27 (Call 11/01/22)	670	741,590
5.00%, 11/01/34 (Call 11/01/26)	1,575	1,912,050
5.25%, 11/01/27 (Call 11/01/23)	960	1,106,198
Series A, 5.00%, 04/01/21	500	519,565
Series A, 5.00%, 04/01/23 (Call 04/01/22)	1,000	1,084,630
Series A, 5.00%, 04/01/24 (Call 04/01/22)	1,350	1,462,698
Series A, 5.00%, 04/01/26 (Call 04/01/22)	1,450	1,568,552
Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,350	1,595,511
Series A, 5.00%, 09/01/27 (Call 09/01/24)	550	649,011
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,215	1,430,371
Series A, 5.00%, 09/01/29 (Call 09/01/24)	1,365	1,602,578
Series A, 5.00%, 04/01/30 (Call 04/01/22)	1,500	1,618,050
Series A, 5.00%, 04/01/32 (Call 04/01/22)	405	435,792
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,000	1,161,770
Series A, 5.00%, 04/01/34 (Call 04/01/22)	510	547,613
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,148,880
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,000	1,070,340
Series A, 5.00%, 03/01/38 (Call 03/01/23)	695	759,913
Series A, 5.50%, 11/01/33 (Call 11/01/23)	2,400	2,768,088
Series B, 5.00%, 10/01/25	1,000	1,226,120
Series B, 5.00%, 10/01/27	340	438,722
Series B, 5.00%, 10/01/39	2,000	2,281,300
Series C, 5.00%, 11/01/24	1,000	1,192,490
Series C, 5.00%, 11/01/27	850	1,099,194
Series C, 5.00%, 11/01/29	1,500	2,015,910
Series D, 5.00%, 06/01/27 (Call 06/01/23)	340	383,343
Series D, 5.00%, 12/01/27 (Call 12/01/21)	975	1,041,787
Series D, 5.00%, 12/01/31 (Call 12/01/21)	1,000	1,063,370
Series E, 5.00%, 09/01/20	1,315	1,330,819

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series E, 5.00%, 09/01/21	$510	$539,881
Series E, 5.00%, 06/01/28 (Call 06/01/23)	895	1,007,385
Series F, 5.00%, 05/01/22	840	912,072
Series F, 5.00%, 05/01/23	795	900,345
Series F, 5.00%, 05/01/25	300	363,438
Series F, 5.00%, 05/01/27 (Call 05/01/25)	905	1,087,620
Series F, 5.00%, 05/01/28 (Call 05/01/25)	350	419,503
Series G, 5.00%, 11/01/30 (Call 11/01/22)	1,040	1,146,891
Series G, 5.00%, 12/01/31 (PR 12/01/21)	500	536,410
Series G, 5.00%, 11/01/37 (Call 11/01/22)	1,350	1,474,443
Series I, 5.00%, 11/01/38 (Call 11/01/23)	2,270	2,530,028
Series I, 5.50%, 11/01/31 (Call 11/01/23)	1,615	1,860,335
California State University RB 5.00%, 11/01/26 (Call 11/01/24)	400	478,348
Series A, 4.00%, 11/01/28 (Call 11/01/22)	180	193,937
Series A, 4.00%, 11/01/35 (Call 05/01/26)	670	759,927
Series A, 4.00%, 11/01/37 (Call 05/01/26)	2,455	2,768,283
Series A, 4.00%, 11/01/38 (Call 05/01/26)	500	561,975
Series A, 4.00%, 11/01/43 (Call 11/01/25)	200	221,580
Series A, 4.00%, 11/01/45 (Call 05/01/26)	935	1,037,027
Series A, 5.00%, 11/01/20	200	204,020
Series A, 5.00%, 11/01/22	375	417,758
Series A, 5.00%, 11/01/24 (Call 11/01/21)	555	592,074
Series A, 5.00%, 11/01/24 (PR 11/01/21)	195	207,691
Series A, 5.00%, 11/01/27 (Call 11/01/22)	2,015	2,239,068
Series A, 5.00%, 11/01/27 (Call 11/01/24)	400	477,572
Series A, 5.00%, 11/01/27 (Call 05/01/26)	1,245	1,555,540
Series A, 5.00%, 11/01/29 (Call 11/01/24)	200	238,016
Series A, 5.00%, 11/01/29 (Call 05/01/26)	1,000	1,240,920
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	659,578
Series A, 5.00%, 11/01/31 (Call 11/01/25)	2,500	3,056,000
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	630,565
Series A, 5.00%, 11/01/32 (Call 11/01/24)	2,000	2,363,860
Series A, 5.00%, 11/01/32 (Call 05/01/26)	1,490	1,822,926
Series A, 5.00%, 11/01/33 (Call 11/01/24)	1,500	1,768,605
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	606,470
Series A, 5.00%, 11/01/35 (Call 11/01/25)	2,780	3,350,790
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	557,024
Series A, 5.00%, 11/01/36 (Call 05/01/27)	485	597,656
Series A, 5.00%, 11/01/37 (Call 11/01/22)	325	356,512
Series A, 5.00%, 11/01/37 (Call 05/01/27)	1,055	1,296,542
Series A, 5.00%, 11/01/37 (PR 11/01/21)	2,785	2,974,464
Series A, 5.00%, 11/01/38 (Call 11/01/25)	1,000	1,199,490
Series A, 5.00%, 11/01/39 (Call 11/01/24)	500	583,855
Series A, 5.00%, 11/01/39 (Call 11/01/29)	1,515	1,955,032
Series A, 5.00%, 11/01/41 (Call 05/01/26)	650	777,933
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,665	1,980,784
Series A, 5.00%, 11/01/43 (Call 11/01/28)	1,000	1,252,040
Series A, 5.00%, 11/01/44 (Call 11/01/24)	1,290	1,493,072
Series A, 5.00%, 11/01/45 (Call 05/01/26)	760	904,370
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,300	1,540,591
Series A, 5.00%, 11/01/48 (Call 11/01/28)	3,000	3,725,340
Series B-2, 4.00%, 11/01/49 (Put 11/01/21)(b)(c)	200	206,244
Series B-3, 4.00%, 11/01/51 (Put 11/01/23)(b)(c)	3,245	3,559,278
California Statewide Communities Development Authority RB, 5.00%, 05/15/40 (Call 05/15/26)	250	262,715
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (Call 08/01/26)	2,000	2,264,020
Centinela Valley Union High School District GO, Series B, 4.00%, 08/01/50 (Call 08/01/26) (AGM)	300	326,136

Security	Par (000)	Value

California (continued)
Cerritos Community College District GO 3.00%, 08/01/44 ( 08/01/29)	$250	$263,793
Series A, 4.00%, 08/01/44 (Call 08/01/24)	250	272,198
Series A, 5.00%, 08/01/39 (Call 08/01/24)	2,790	3,234,893
Series D, 0.00%, 08/01/26(a)	545	514,317
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	1,000	1,156,390
4.00%, 08/01/34 (Call 08/01/26)	1,000	1,153,450
5.00%, 08/01/27 (Call 08/01/23)	500	571,435
Series 2016, 5.00%, 08/01/29 (Call 08/01/23)	1,500	1,712,265
Series 2016, 5.00%, 08/01/31 (Call 08/01/23)	2,800	3,192,420
Series A, 4.00%, 08/01/20	500	503,185
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,290	1,474,702
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	1,135,800
Chaffey Community College District GO, Series A, 5.00%, 06/01/48 (Call 06/01/28)	1,000	1,227,110
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	500	544,825
City & County of San Francisco CA GO 5.00%, 06/15/25	1,250	1,536,612
5.00%, 06/15/31 (Call 06/15/28)	1,500	1,975,470
Series R1, 5.00%, 06/15/20	500	500,885
Series R1, 5.00%, 06/15/26 (Call 06/15/23)	500	571,985
Series R-1, 5.00%, 06/15/21	400	420,120
Series R-1, 5.00%, 06/15/22	1,660	1,823,792
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 05/15/44 (Call 05/15/29)	2,000	2,474,360
Series C, 4.00%, 07/15/21	430	446,482
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,779,420
City of Los Angeles CA GO, Series B, 5.00%, 09/01/20	1,820	1,841,986
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	569,845
Series A, 5.00%, 06/01/20	725	725,000
Series A, 5.00%, 06/01/21	390	408,599
Series A, 5.00%, 06/01/35 (Call 06/01/23)	2,450	2,749,880
Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,435	1,605,205
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,240,820
Series B, 5.00%, 06/01/22	250	273,840
Series B, 5.00%, 06/01/23	735	837,878
Series B, 5.00%, 06/01/24 (Call 06/01/22)	950	1,039,195
Series B, 5.00%, 06/01/27	250	323,693
Series B, 5.00%, 06/01/30 (Call 06/01/22)	170	185,567
Series B, 5.00%, 06/01/31 (Call 06/01/22)	3,930	4,289,045
Series B, 5.00%, 06/01/32 (Call 06/01/22)	500	545,575
Series C, 5.00%, 06/01/45 (Call 06/01/25)	915	1,077,248
City of Los Angeles Department of Airports RB 5.00%, 05/15/48 (Call 05/15/29)	1,000	1,221,680
Series A, 5.00%, 05/15/26	1,000	1,229,720
Series A, 5.00%, 05/15/26	195	196,632
Series A, 5.00%, 05/15/27	100	100,876
Series A, 5.00%, 05/15/28	315	317,879
Series A, 5.00%, 05/15/29	1,530	1,544,581
Series A, 5.00%, 05/15/32	585	591,260
Series A, 5.00%, 05/15/32 (Call 11/15/29)	1,000	1,293,310
Series A, 5.00%, 05/15/39 (Call 11/15/29)	1,000	1,258,880
Series A, 5.00%, 05/15/40 (Call 06/29/20)	2,150	2,176,853
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	535,140
Series B, 5.00%, 05/15/42 (Call 05/15/27)	2,000	2,373,320
Series C, 5.00%, 05/15/38 (Call 05/15/25)	1,750	2,011,747
Series D, 5.00%, 05/15/40 (Call 06/29/20)	570	577,119

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series E, 5.00%, 05/15/44 (Call 11/15/28)	$1,500	$1,823,325
City of Riverside CA Electric Revenue RB, Series A, 5.00%, 10/01/36 (Call 04/01/29)	1,000	1,288,240
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	500	599,210
City of Sacramento CA Transient Occupancy Tax Revenue RB, Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,127,720
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (PR 09/01/23)	2,380	2,739,523
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/30 (Call 11/01/26)	1,025	1,213,067
4.00%, 11/01/36 (Call 11/01/26)	2,500	2,855,150
4.00%, 11/01/39 (Call 05/01/22)	415	434,696
5.00%, 11/01/22	1,500	1,671,810
5.00%, 11/01/25 (Call 05/01/25)	200	244,028
5.00%, 11/01/27 (Call 11/01/26)	1,925	2,442,940
5.00%, 11/01/29 (Call 11/01/26)	1,405	1,767,968
5.00%, 11/01/31 (Call 11/01/26)	1,895	2,360,431
5.00%, 11/01/32 (Call 05/01/25)	1,000	1,199,650
5.00%, 11/01/32 (PR 05/01/22)	1,525	1,665,681
5.00%, 11/01/34 (Call 11/01/26)	1,695	2,088,816
5.00%, 11/01/36 (Call 05/01/25)	800	954,184
Series A, 4.00%, 11/01/41 (Call 05/01/22)	720	752,933
Series A, 5.00%, 11/01/20	370	377,407
Series A, 5.00%, 11/01/30 (PR 11/01/21)	500	534,015
Series A, 5.00%, 11/01/33 (Call 11/01/26)	1,835	2,267,730
Series A, 5.00%, 11/01/33 (PR 05/01/22)	1,000	1,092,250
Series A, 5.00%, 11/01/37 (PR 11/01/21)	1,000	1,068,030
Series A, 5.00%, 11/01/37 (PR 05/01/22)	780	851,955
Series A, 5.00%, 11/01/41 (PR 11/01/21)	700	747,621
Series A, 5.00%, 11/01/43 (PR 05/01/22)	1,105	1,206,936
Series D, 5.00%, 11/01/33 (Call 11/01/27)	1,000	1,265,720
Series F, 5.00%, 11/01/25 (PR 11/01/20)	1,175	1,198,770
City of San Jose CA GO
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	2,000	2,506,560
Series C, 5.00%, 09/01/28	335	448,830
Series C, 5.00%, 09/01/34 (Call 03/01/29)	850	1,100,401
Clovis Unified School District GO, Series D, 4.00%, 08/01/40 (Call 08/01/25)	250	279,003
Coast Community College District GO 0.00%, 08/01/34 (Call 08/01/25)(a)	500	317,100
5.00%, 08/01/29 (Call 08/01/25)	515	629,670
5.00%, 08/01/31 (Call 08/01/25)	2,185	2,662,816
Series A, 4.00%, 08/01/38 (PR 08/01/23)	1,500	1,678,665
Series A, 5.00%, 08/01/38 (PR 08/01/23)	1,860	2,140,153
Series B, 0.00%, 08/01/27 (AGM)(a)	135	124,188
Series B, 0.00%, 08/01/28(a)	150	135,072
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	571,225
Series F, 0.00%, 08/01/43 (Call 08/01/29)(a)	1,000	523,060
Series F, 3.00%, 08/01/39 (Call 02/01/29)	2,460	2,630,699
Contra Costa Community College District GO 5.00%, 08/01/38 (PR 08/01/23)	2,275	2,617,660
Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	1,250	1,398,275
Series B2, 4.00%, 08/01/21	225	235,042
Series B2, 4.00%, 08/01/22	1,425	1,542,092
County of Sacramento CA Airport System Revenue RB 5.00%, 07/01/40 (Call 07/01/20)	250	250,708
Series A, 5.00%, 07/01/41 (Call 07/01/26)	1,000	1,129,680
Series B, 4.00%, 07/01/20	1,000	1,002,660

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 07/01/38 (Call 07/01/28)	$1,000	$1,172,360
Series B, 5.00%, 07/01/41 (Call 07/01/26)	800	901,352
County of Santa Clara CA GO
Series B, 4.00%, 08/01/39 (Call 08/01/22)	250	262,878
Series C, 4.00%, 08/01/38 (Call 08/01/27)	750	870,128
Cucamonga Valley Water District RB
Series A, 5.38%, 09/01/35 (Call 09/01/21) (AGM)	70	74,248
Series A, 5.38%, 09/01/35 (PR 09/01/21) (AGM)	180	191,644
Desert Community College District GO 4.00%, 08/01/39 (Call 08/01/27)	500	573,655
5.00%, 08/01/37 (Call 02/01/26)	1,000	1,209,500
Desert Sands Unified School District GO, Series 2014, 4.00%, 08/01/44 (Call 08/01/27)	1,000	1,133,010
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B, 5.00%, 06/01/24	575	681,847
Series A, 5.00%, 06/01/28 (PR 06/01/20)	500	500,000
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	365,856
Series A, 5.00%, 06/01/35 (Call 06/01/25)	500	599,910
Series A, 5.00%, 06/01/42 (Call 06/01/27)	1,000	1,214,520
Series A, 5.00%, 06/01/45 (Call 06/01/27)	1,000	1,208,250
Series A, 5.00%, 06/01/49 (Call 06/01/29)	750	936,585
Series B, 5.00%, 06/01/20	735	735,000
Series B, 5.00%, 06/01/21	955	1,001,136
Series B, 5.00%, 06/01/23	1,435	1,638,641
Series B, 5.00%, 06/01/25	325	398,684
Series B, 5.00%, 06/01/29 (Call 06/01/27)	2,150	2,768,361
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,255,820
Series C, 4.00%, 06/01/45 (Call 06/01/25)	2,410	2,656,591
Eastern Municipal Water District Financing Authority RB 5.00%, 07/01/36 (Call 07/01/30)	1,500	2,007,615
Series A, 4.00%, 07/01/38 (Call 07/01/30)	1,310	1,597,637
Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,211,280
El Camino Community College District Foundation GO
Series 2012-A, 4.00%, 08/01/45 (Call 08/01/26)	500	557,735
Series C, 0.00%, 08/01/32(a)	700	583,856
Series C, 0.00%, 08/01/34(a)	2,050	1,619,069
El Camino Community College District GO, Series C, 0.00%, 08/01/33(a)	125	101,383
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (Call 03/01/24) (AGM)	250	290,903
Escondido Union High School District GO 0.00%, 08/01/37 (AGC)(a)	190	127,224
Series C, 0.00%, 08/01/46(a)	985	467,806
Series C, 0.00%, 08/01/51(a)	1,155	477,107
Foothill-De Anza Community College District GO 4.00%, 08/01/40 (Call 08/01/26)	3,960	4,466,801
Series C, 5.00%, 08/01/36 (PR 08/01/21)	370	390,949
Series C, 5.00%, 08/01/40 (PR 08/01/21)	2,020	2,134,372
Foothill-Eastern Transportation Corridor Agency RB 0.00%, 01/15/33(a)	750	484,005
0.00%, 01/15/34 (AGM)(a)	3,500	2,349,935
0.00%, 01/15/35 (AGM)(a)	300	193,221
Series A, 0.00%, 01/01/23 (ETM)(a)	225	222,120
Series A, 0.00%, 01/15/23 (AGM)(a)	500	481,290
Series A, 0.00%, 01/01/25 (ETM)(a)	880	855,008
Series A, 0.00%, 01/01/26 (ETM)(a)	1,165	1,119,204
Series A, 0.00%, 01/01/28 (ETM)(a)	440	412,289
Series A, 0.00%, 01/01/29 (ETM)(a)	500	453,535

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 0.00%, 01/01/30 (ETM) (AGC-ICC, AGM-CR)(a)	$320	$281,834
Series A, 0.00%, 01/15/36 (AGM)(a)	1,490	918,183
Series A, 0.00%, 01/15/37 (AGM)(a)	3,000	1,771,290
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	3,000	3,329,250
Series A, 6.00%, 01/15/49 (PR 01/15/24)	2,445	2,945,320
Series A, 6.00%, 01/15/53 (PR 01/15/24)	3,745	4,511,339
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,200	1,273,848
Fremont Union High School District GO 4.00%, 08/01/40 (Call 08/01/24)	1,950	2,176,395
Series A, 5.00%, 08/01/44 (Call 08/01/27)	1,000	1,210,580
Fresno Unified School District GO, Series G, 0.00%, 08/01/41 (Call 08/01/21)(a)	500	125,570
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (Call 09/01/25)	350	390,625
Grossmont Union High School District GO, 0.00%, 08/01/24 (NPFGC)(a)	100	96,595
Grossmont-Cuyamaca Community College District GO, Series B, 4.00%, 08/01/47 (Call 08/01/28)	1,000	1,146,790
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,000	1,132,130
Hayward Unified School District GO, Series A, 4.00%, 08/01/48 (Call 08/01/28) (BAM)	1,000	1,124,630
Imperial Irrigation District Electric System Revenue RB, Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	594,420
Irvine Ranch Water District SA, 5.25%, 02/01/46 (Call 08/01/26)	1,000	1,227,760
Long Beach Community College District GO 4.00%, 08/01/45 ( 08/01/28)	400	459,352
Series B, 4.75%, 08/01/49 (Call 08/01/42)	250	223,543
Series B, 5.00%, 08/01/39 (PR 08/01/22)	1,630	1,799,976
Series C, 4.00%, 08/01/49 (Call 08/01/28)	300	343,233
Long Beach Unified School District GO
Series A, 5.00%, 08/01/20	1,350	1,360,813
Series B, 4.00%, 08/01/45 (Call 08/01/29)	500	582,470
Series B, 5.00%, 08/01/22	2,000	2,200,620
Series D-1, 0.00%, 08/01/33 (Call 02/01/25)(a)	1,750	1,148,385
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	200	99,358
Los Angeles Community College District/CA GO 5.00%, 08/01/21	1,915	2,023,887
5.00%, 08/01/28 (Call 08/01/24)	350	415,720
Series A, 4.00%, 08/01/32 (Call 08/01/24)	1,100	1,226,753
Series A, 5.00%, 08/01/20	500	504,030
Series A, 5.00%, 08/01/21	1,500	1,585,290
Series A, 5.00%, 08/01/23	735	846,036
Series A, 5.00%, 08/01/25 (Call 08/01/24)	1,095	1,307,616
Series A, 5.00%, 08/01/29 (Call 08/01/24)	4,505	5,334,506
Series A, 5.00%, 08/01/30 (Call 08/01/24)	4,755	5,613,277
Series A, 5.00%, 08/01/31 (Call 08/01/24)	525	617,631
Series C, 5.00%, 08/01/20	225	226,814
Series C, 5.00%, 08/01/21	200	211,372
Series C, 5.00%, 08/01/22	570	629,793
Series C, 5.00%, 08/01/25	260	321,022
Series C, 5.00%, 06/01/26	500	631,800
Series C, 5.25%, 08/01/39 (PR 08/01/20)	1,270	1,280,592
Series K, 3.00%, 08/01/39 (Call 08/01/26)	855	898,306
Series K, 4.00%, 08/01/34 (Call 08/01/26)	1,000	1,145,180
Series K, 4.00%, 08/01/36 (Call 08/01/26)	3,185	3,623,033
Series K, 4.00%, 08/01/38 (Call 08/01/26)	460	520,725

Security	Par (000)	Value

California (continued)
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	$500	$567,710
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,237,210
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 06/01/21	550	576,967
5.00%, 07/01/24	1,895	2,256,301
Series A, 5.00%, 07/01/20	2,670	2,680,627
Series A, 5.00%, 07/01/21	560	589,691
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,660	2,040,273
Series A, 5.00%, 07/01/32 (Call 07/01/23)	295	335,327
Series A, 5.00%, 07/01/37 (Call 07/01/27)	1,000	1,235,260
Series A, 5.00%, 07/01/38 (Call 07/01/27)	1,390	1,712,577
Series A, 5.00%, 07/01/39 (Call 07/01/27)	2,890	3,552,504
Series A, 5.00%, 07/01/40 (Call 07/01/27)	2,000	2,454,440
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,400	2,932,704
Series A, 5.00%, 07/01/44 (Call 07/01/28)	2,000	2,476,600
Los Angeles County Public Works Financing Authority RB 4.00%, 08/01/37 (Call 08/01/22)	170	179,234
5.00%, 08/01/42 (Call 08/01/22)	500	540,310
Series A, 5.00%, 12/01/39 (Call 12/01/24)	500	582,350
Series D, 4.00%, 12/01/40 (Call 12/01/25)	1,895	2,085,031
Series D, 5.00%, 12/01/45 (Call 12/01/25)	535	624,741
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	1,000	1,218,160
Los Angeles County Sanitation Districts Financing Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/26)	850	944,154
Series A, 5.00%, 10/01/20	700	711,263
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/23 (Call 01/01/23)	370	415,088
Los Angeles Department of Water & Power RB 5.00%, 07/01/29	1,500	2,035,485
5.00%, 07/01/37 (Call 07/01/29)	4,005	5,199,932
Series A, 5.00%, 07/01/27	2,000	2,592,420
Series D, 5.00%, 07/01/32 (Call 07/01/29)	1,000	1,329,060
Series D, 5.00%, 07/01/49 (Call 07/01/29)	1,500	1,894,605
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/20	1,000	1,003,850
Series A, 5.00%, 07/01/21	900	946,206
Series A, 5.00%, 07/01/22 (Call 07/01/21)	1,210	1,272,751
Series A, 5.00%, 07/01/22 (PR 07/01/21)	5	5,260
Series A, 5.00%, 07/01/27 (Call 01/01/23)	875	977,532
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,290	1,547,200
Series A, 5.00%, 07/01/28 (Call 01/01/28)	765	998,761
Series A, 5.00%, 07/01/30 (Call 01/01/25)	1,000	1,195,370
Series A, 5.00%, 07/01/37 (Call 01/01/28)	500	626,295
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	841,840
Series A, 5.00%, 07/01/46 (Call 01/01/26)	1,000	1,182,220
Series A, 5.00%, 07/01/47 (Call 01/01/27)	1,000	1,204,110
Series B, 5.00%, 01/01/22 (Call 12/01/21)	2,290	2,452,453
Series B, 5.00%, 07/01/23	1,500	1,717,455
Series B, 5.00%, 01/01/24 (Call 12/01/23)	200	232,742
Series B, 5.00%, 07/01/24 (Call 07/01/23)	1,000	1,142,980
Series B, 5.00%, 07/01/25 (Call 06/01/25)	1,495	1,830,627
Series B, 5.00%, 07/01/26 (Call 06/01/26)	500	629,445
Series B, 5.00%, 07/01/28 (Call 07/01/23)	1,000	1,138,680
Series B, 5.00%, 07/01/29 (Call 07/01/23)	585	665,163
Series B, 5.00%, 07/01/30 (Call 07/01/23)	500	567,690
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,750	2,295,702

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 07/01/42 (Call 01/01/26)	$2,230	$2,648,147
Series B, 5.00%, 07/01/43 (Call 07/01/22)	3,650	3,940,576
Series B, 5.00%, 07/01/43 (Call 01/01/24)	940	1,066,317
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,185,730
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,367,900
Series C, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,218,710
Series C, 5.00%, 07/01/49 (Call 07/01/29)	1,500	1,894,605
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,803,642
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	4,282,935
Series D, 5.00%, 07/01/44 (Call 07/01/24)	500	575,525
Series E, 5.00%, 07/01/23	585	669,807
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	575,525
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/38 (Call 01/01/26)	1,330	1,595,960
Series A, 5.00%, 07/01/41 (Call 01/01/21)	250	256,053
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,432,220
Series A, 5.00%, 07/01/43 (Call 07/01/22)	1,250	1,350,587
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,419,520
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,000	5,919,900
Series A, 5.00%, 07/01/48 (Call 01/01/28)	1,000	1,229,450
Series B, 5.00%, 07/01/24 (Call 07/01/23)	2,320	2,654,799
Series B, 5.00%, 07/01/27 (Call 07/01/23)	520	593,486
Series B, 5.00%, 07/01/28 (Call 07/01/23)	585	666,900
Series B, 5.00%, 07/01/30 (Call 07/01/23)	8,000	9,093,600
Series B, 5.00%, 07/01/33 (Call 07/01/23)	500	563,755
Series B, 5.00%, 07/01/43 (Call 07/01/22)	1,060	1,145,298
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,425	3,034,742
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	295,995
Los Angeles Unified School District/CA GO 5.00%, 07/01/28.	1,000	1,308,670
Series A, 5.00%, 07/01/20	2,000	2,007,840
Series A, 5.00%, 07/01/21	1,000	1,051,110
Series A, 5.00%, 07/01/22	2,300	2,525,170
Series A, 5.00%, 07/01/23	3,160	3,611,817
Series A, 5.00%, 07/01/24	1,620	1,920,883
Series A, 5.00%, 07/01/25	3,975	4,841,709
Series A, 5.00%, 07/01/26	1,575	1,965,175
Series A, 5.00%, 07/01/27	3,500	4,483,850
Series A, 5.00%, 07/01/28	2,750	3,598,842
Series A, 5.00%, 07/01/28 (Call 07/01/21)	2,375	2,486,245
Series A, 5.00%, 07/01/29	1,850	2,470,471
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,200,830
Series A, 5.00%, 07/01/30 (Call 07/01/21)	500	523,195
Series A, 5.00%, 07/01/31 (Call 07/01/21)	1,000	1,046,170
Series A, 5.00%, 07/01/40 (Call 07/01/25)	4,000	4,686,160
Series A-2, 5.00%, 07/01/21	1,530	1,608,198
Series B, 5.00%, 07/01/21	400	420,444
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,229,730
Series B-1, 4.00%, 07/01/24	740	847,522
Series B-1, 5.00%, 07/01/21	480	504,533
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	500	639,105
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	500	635,355
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	2,000	2,510,600
Series B-1, 5.00%, 07/01/37 (Call 01/01/28)	1,000	1,238,030
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	2,000	2,486,260
Series C, 5.00%, 07/01/21	500	525,555
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,177,280
Series C, 5.00%, 07/01/26 (Call 07/01/24)	455	533,051
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,800	2,100,852
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	870,772

Security	Par (000)	Value

California (continued)
Series KRY, 5.25%, 07/01/28 (Call 07/01/20)	$2,695	$2,705,510
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	3,500	4,190,200
Series RYQ, 4.00%, 07/01/44 (Call 07/01/30)	800	933,816
Los Rios Community College District GO, Series A, 5.00%, 08/01/35 (PR 08/01/20)	695	700,567
Marin Community College District GO, Series B, 4.00%, 08/01/40 (Call 02/01/27)	2,400	2,730,624
Mendocino-Lake Community College District GO
Series B, 0.00%, 08/01/46 (PR 08/01/21) (AGM)(a)	250	37,978
Series B, 0.00%, 08/01/51 (AGM)(a)	250	94,330
Menlo Park City School District GO, 6.25%, 07/01/44 (Call 07/01/32)	435	458,777
Merced Union High School District GO, Series C, 0.00%, 08/01/46 (PR 08/01/21)(a)	1,000	166,960
Metropolitan Water District of Southern California RB 2.25%, 07/01/24	395	424,115
5.00%, 08/01/23 (Call 07/01/23)	500	572,820
5.00%, 07/01/24	700	832,517
5.00%, 08/01/24 (Call 07/01/24)	280	333,007
5.00%, 10/01/49 (10/01/29)	4,550	5,860,900
Series A, 5.00%, 07/01/22	2,980	3,277,642
Series A, 5.00%, 07/01/26	1,000	1,266,050
Series A, 5.00%, 07/01/27	790	1,029,078
Series A, 5.00%, 07/01/28 (Call 07/01/25)	500	612,670
Series A, 5.00%, 10/01/29 (Call 04/01/22)	1,700	1,845,843
Series A, 5.00%, 07/01/30 (Call 01/01/26)	1,000	1,238,890
Series A, 5.00%, 07/01/31 (Call 01/01/29)	1,000	1,340,130
Series A, 5.00%, 07/01/34 (Call 01/01/29)	2,000	2,631,660
Series A, 5.00%, 07/01/40 (Call 07/01/25)	250	299,523
Series B, 5.00%, 08/01/20 (Call 07/01/20)	1,000	1,003,950
Series B, 5.00%, 08/01/21 (Call 07/01/21)	2,330	2,452,744
Series B, 5.00%, 08/01/22 (Call 07/01/22)	500	550,270
Series C, 5.00%, 10/01/27	975	1,282,359
Series E, 5.00%, 07/01/23	200	229,394
Mount Diablo Unified School District/CA GO
Series A, 5.75%, 08/01/35 (Call 08/01/25) (AGM)	400	439,788
Series E, 5.00%, 06/01/37 (Call 08/01/22)	2,000	2,171,120
Mount San Antonio Community College District GO
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,750	2,033,430
Series A, 5.88%, 08/01/28 (Call 02/01/28)	1,000	1,151,760
Series A, 6.25%, 08/01/43 (Call 08/01/35)	2,235	2,366,463
Mountain View-Whisman School District GO, Series B, 4.00%, 09/01/42 (Call 09/01/26)	250	281,280
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	1,200	1,367,112
Series B, 5.00%, 11/01/24	275	323,983
Series B, 5.00%, 11/01/29 (Call 11/01/26)	1,320	1,611,707
Series B, 5.00%, 11/01/30 (Call 11/01/26)	500	607,455
Series B, 5.00%, 11/01/32 (Call 11/01/26)	1,055	1,267,888
Newport Mesa Unified School District GO 0.00%, 08/01/23 (NPFGC)(a)	1,050	1,032,654
0.00%, 08/01/34(a)	750	570,308
0.00%, 08/01/36(a)	1,915	1,358,731
0.00%, 08/01/38(a)	500	332,280
0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	433,300
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	2,000	2,345,980
North Orange County Community College District/CA GO, Series B, 4.00%, 08/01/44 (Call 08/01/29)	4,000	4,674,880

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Ohlone Community College District GO, Series C, 4.00%, 08/01/45 (Call 08/01/26)	$1,250	$1,394,337
Orange County Local Transportation Authority RB 5.00%, 02/15/25	1,000	1,212,300
5.00%, 02/15/30 (Call 02/15/29)	500	667,615
5.00%, 02/15/41 (Call 02/15/29)	500	623,780
Orange County Sanitation District COP, 5.00%, 08/15/21 (Call 08/01/21)	300	316,440
Orange County Water District COP, Series A, 2.00%, 08/15/23 (Call 02/15/23)	1,500	1,576,065
Orange County Water District RB, Series A, 4.00%, 08/15/41 (Call 02/15/27)	1,255	1,408,499
Palomar Community College District GO 4.00%, 08/01/45 (Call 08/01/27)	1,615	1,827,340
Series C, 4.00%, 08/01/40 (Call 08/01/25)	250	279,003
Series D, 4.00%, 08/01/46 (Call 08/01/27)	1,070	1,209,849
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/40(a)	500	311,725
Series D, 0.00%, 08/01/42(a)	200	116,428
Series D, 0.00%, 08/01/46(a)	1,300	641,498
Port of Los Angeles RB
Series B, 5.00%, 08/01/26	2,000	2,472,700
Series B, 5.00%, 08/01/44 (Call 08/01/24)	1,100	1,261,645
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	1,114,880
Poway Unified School District GO 0.00%, 08/01/33(a)	250	193,713
0.00%, 08/01/35(a)	500	364,465
0.00%, 08/01/36(a)	1,000	705,000
0.00%, 08/01/38(a)	755	498,149
0.00%, 08/01/46(a)	3,450	1,597,695
Series A, 0.00%, 08/01/31(a)	735	608,095
Series A, 0.00%, 08/01/32(a)	380	304,217
Series B, 0.00%, 08/01/34(a)	500	377,020
Rio Hondo Community College District/CA GO
Series C, 6.63%, 08/01/42 (Call 08/01/34)	1,210	1,547,517
Series C, 6.85%, 08/01/42 (Call 08/01/34)	2,960	3,840,156
Riverside County Public Financing Authority RB, 5.25%, 11/01/45 (Call 11/01/25)	500	597,870
Riverside County Transportation Commission RB
Series A, 5.00%, 06/01/39 (Call 06/01/27)	410	499,368
Series A, 5.25%, 06/01/39 (PR 06/01/23)	750	862,635
Series A, 5.75%, 06/01/48 (Call 06/01/23)	1,000	1,068,490
Series B, 0.00%, 06/01/41(a)	2,500	1,116,475
Series B, 5.00%, 06/01/24	685	804,813
Series B, 5.00%, 06/01/32 (Call 12/01/27)	280	354,180
Series B, 5.00%, 06/01/37 (Call 12/01/27)	1,000	1,239,050
Series B, 5.00%, 06/01/38 (Call 12/01/27)	1,000	1,235,660
Series B, 5.00%, 06/01/39 (Call 12/01/27)	1,000	1,232,590
Riverside Unified School District GO, Series B, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,137,420
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,208,210
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	650	872,001
Sacramento County Sanitation Districts Financing Authority RB, Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,138,300
Sacramento Municipal Utility District RB 5.00%, 08/15/50 (Call 08/15/30)	2,000	2,601,060
Series A, 5.00%, 08/15/41 (Call 08/15/23)	3,100	3,503,496
Series A, 5.00%, 08/15/49 (Put 10/17/23)(b)(c)	3,000	3,390,780

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 08/15/49 (Put 10/15/25)(b)(c)	$1,000	$1,189,930
Series E, 5.00%, 08/15/21	500	528,440
Series E, 5.00%, 08/15/24	500	594,895
Series F, 5.00%, 08/15/23	1,000	1,147,620
Series G, 5.00%, 08/15/30 (Call 08/15/29)	1,000	1,354,270
Series G, 5.00%, 08/15/39 (Call 08/15/29)	1,000	1,299,800
Series K, 5.25%, 07/01/24 (AMBAC)	250	281,185
Series X, 5.00%, 08/15/20	2,230	2,251,542
Series X, 5.00%, 08/15/21	150	158,532
Series X, 5.00%, 08/15/26 (Call 08/15/21)	2,500	2,639,800
Series X, 5.00%, 08/15/28 (Call 08/15/21)	175	184,742
Series X, 5.00%, 08/15/28 (PR 08/15/21)	60	63,436
San Bernardino Community College District GO, Series A, 4.00%, 08/01/44 (Call 08/01/27)	500	569,370
San Diego Association of Governments RB 5.00%, 11/15/24 (Call 11/15/23)	1,500	1,718,625
5.00%, 11/15/26 (Call 11/15/25)	1,500	1,813,200
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	3,000	3,464,130
San Diego Community College District GO 4.00%, 08/01/32 (Call 08/01/26)	500	581,415
5.00%, 08/01/27 (Call 08/01/26)	500	633,545
5.00%, 08/01/28 (Call 08/01/26)	530	670,821
5.00%, 08/01/30 (Call 08/01/26)	590	739,860
5.00%, 08/01/30 (PR 08/01/23)	250	287,655
5.00%, 08/01/31 (Call 08/01/26)	2,000	2,495,720
5.00%, 08/01/41 (Call 08/01/26)	500	609,820
5.00%, 08/01/41 (PR 08/01/21)	210	221,890
5.00%, 08/01/43 (PR 08/01/23)	6,895	7,933,525
San Diego County Regional Airport Authority RB
Series A, 5.00%, 07/01/34 (Call 07/01/20)	315	316,150
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,845,225
Series A, 5.00%, 07/01/39 (Call 07/01/29)	2,000	2,426,200
Series A, 5.00%, 07/01/40 (Call 07/01/20)	475	476,734
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,163,140
Series A, 5.00%, 07/01/43 (Call 07/01/23)	255	277,812
Series A, 5.00%, 07/01/44 (Call 07/01/29)	400	479,852
Series A, 5.00%, 07/01/49 (Call 07/01/29)	400	476,816
San Diego County Regional Transportation Commission RB
4.00%, 04/01/48 (04/01/30)	5,275	6,201,976
5.00%, 04/01/22	1,500	1,631,775
Series A, 4.00%, 04/01/21	3,560	3,673,422
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,385,940
Series A, 5.00%, 04/01/42 (PR 04/01/22)	1,500	1,628,025
Series A, 5.00%, 04/01/48 (Call 04/01/26)	1,115	1,320,584
Series A, 5.00%, 04/01/48 (PR 04/01/22)	4,500	4,884,075
Series A, 5.00%, 04/01/48 (PR 04/01/24)	400	468,708
San Diego County Water Authority RB 5.00%, 05/01/31 (Call 11/01/22)	605	671,653
5.00%, 05/01/34 (Call 11/01/22)	500	553,810
Series A, 5.00%, 05/01/33 (Call 05/01/26)	500	612,685
Series B, 5.00%, 05/01/35 (Call 05/01/26)	2,000	2,435,360
San Diego Public Facilities Financing Authority RB
Series A, 5.00%, 08/01/43 (Call 08/01/28)	500	621,195
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,182,780
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22	525	574,308
5.00%, 05/15/23	985	1,123,117

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 4.00%, 05/15/21	$200	$207,348
Series A, 4.00%, 08/01/45 (Call 08/01/30)	500	588,075
Series A, 5.00%, 05/15/21	500	523,130
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	624,365
San Diego Public Facilities Financing Authority Water Revenue RB
Series B, 5.00%, 08/01/24	1,000	1,190,960
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,500	1,889,235
San Diego Unified School District/CA GO
Series C, 0.00%, 07/01/30(a)	790	675,719
Series C, 0.00%, 07/01/35(a)	300	219,225
Series C, 0.00%, 07/01/36(a)	1,240	874,932
Series C, 0.00%, 07/01/38(a)	1,930	1,276,579
Series C, 0.00%, 07/01/39(a)	1,100	702,141
Series C, 0.00%, 07/01/42(a)	215	124,115
Series C, 0.00%, 07/01/45(a)	2,780	1,440,679
Series C, 0.00%, 07/01/46(a)	500	250,380
Series C, 0.00%, 07/01/47(a)	1,100	532,455
Series C, 5.00%, 07/01/35 (Call 07/01/23)	1,150	1,300,776
Series C, 6.63%, 07/01/47 (Call 07/01/40)	780	845,809
Series C, 6.63%, 07/01/48 (Call 07/01/40)	1,100	1,187,175
Series E, 0.00%, 07/01/32(a)	690	554,381
Series E, 0.00%, 07/01/49(a)	4,000	1,797,000
Series E, 5.25%, 07/01/42	1,340	1,224,974
Series E, 5.38%, 07/01/47 (Call 07/01/42)	3,025	2,820,268
Series F, 5.00%, 07/01/40 (Call 07/01/25)	2,190	2,604,655
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	1,000	441,770
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	2,267,440
Series I, 5.00%, 07/01/41 (Call 07/01/27)	1,000	1,222,650
Series L, 4.00%, 07/01/44 (Call 07/01/29)	2,000	2,340,440
Series L, 4.00%, 07/01/49 (Call 07/01/29)	1,000	1,163,450
Series R-1, 0.00%, 07/01/31(a)	1,795	1,490,227
Series R-2, 6.63%, 07/01/40	800	912,416
Series R-3, 5.00%, 07/01/20	1,755	1,761,880
Series R-3, 5.00%, 07/01/21	2,025	2,130,766
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	180	218,644
Series SENIOR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	585,170
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (PR 08/01/23)	250	279,358
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	222,316
San Francisco Bay Area Rapid Transit District GO
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,142,450
Series A, 5.00%, 08/01/47 (Call 08/01/27)	2,515	3,035,052
Series B-1, 3.00%, 08/01/49 (Call 08/01/29)	3,700	3,880,967
Series B-1, 4.00%, 08/01/44 (Call 08/01/29)	1,000	1,173,290
Series C, 5.00%, 08/01/37 (PR 08/01/23)	800	920,496
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,250	2,557,597
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,200	1,252,524
Series A, 4.00%, 07/01/37 (Call 07/01/27)	1,000	1,148,720
Series A, 5.00%, 07/01/36 (PR 07/01/22)	500	549,585
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	895	965,544
Series A, 5.00%, 05/01/22	200	216,240
Series A, 5.00%, 05/01/26	1,000	1,219,600
Series B, 5.00%, 05/01/43 (Call 05/01/23)	250	274,330
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,770	3,118,937
Series B, 5.00%, 05/01/47 (Call 05/01/27)	1,500	1,754,850

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 05/01/23	$430	$431,423
Series C, 5.00%, 05/01/46 (Call 05/01/26)	1,850	2,133,753
Series C, 5.00%, 05/01/49 (Call 05/01/29)	500	603,405
Series D, 5.00%, 05/01/24	1,000	1,155,990
Series D, 5.00%, 05/01/24 (Call 05/01/21)	1,200	1,247,484
Series D, 5.00%, 05/01/24 (Call 05/03/21)	30	31,299
Series D, 5.00%, 05/01/25	250	297,520
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,000	2,374,120
Series F, 5.00%, 05/01/35 (Call 06/29/20)	800	802,352
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,000	1,138,800
Series B, 4.00%, 10/01/39 (Call 10/01/22)	950	1,004,786
Series B, 4.00%, 10/01/42 (Call 10/01/22)	2,000	2,109,780
Series B, 5.00%, 10/01/43 (Call 04/01/28)	1,000	1,227,770
Series C, 2.13%, 10/01/48 (Put 10/01/23)(b)(c)	1,000	1,035,740
San Francisco County Transportation Authority RB, 4.00%, 02/01/26	1,400	1,660,680
San Francisco Municipal Transportation Agency RB, 4.00%, 03/01/46 (Call 03/01/27)	740	817,892
San Joaquin County Transportation Authority RB 4.00%, 03/01/41 (Call 03/01/27)	500	562,085
Series A, 5.50%, 03/01/41 (PR 03/01/21)	500	519,850
Series A, 6.00%, 03/01/36 (PR 03/01/21)	240	250,387
San Joaquin Hills Transportation Corridor Agency RB 0.00%, 01/01/22 (ETM)(a)	220	218,581
0.00%, 01/01/23 (ETM)(a)	450	444,240
0.00%, 01/01/26 (ETM)(a)	280	269,892
0.00%, 01/01/28 (ETM)(a)	750	702,765
Series A, 0.00%, 01/15/26 (NPFGC)(a)	400	337,992
Series A, 5.00%, 01/15/34 (Call 01/15/25)	750	815,918
Series A, 5.00%, 01/15/44 (Call 01/15/25)	8,000	8,560,320
Series A, 5.00%, 01/15/50 (Call 01/15/25)	3,750	3,999,412
San Jose Evergreen Community College District GO, Series C, 4.00%, 09/01/40 (Call 09/01/24)	2,500	2,718,475
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (Call 06/01/23)	1,010	1,094,204
San Jose Unified School District GO
Series C, 0.00%, 08/01/30 (NPFGC)(a)	3,000	2,568,570
Series C, 0.00%, 06/01/31 (NPFGC)(a)	400	334,324
San Juan Unified School District GO, 4.00%, 08/01/29 (Call 08/01/26)	5,000	5,929,050
San Marcos Unified School District GO 0.00%, 08/01/28(a)	655	588,380
Series B, 0.00%, 08/01/38(a)	565	372,787
Series B, 0.00%, 08/01/47(a)	500	243,345
Series B, 0.00%, 08/01/51(a)	1,500	637,005
San Mateo County Community College District GO
Series A, 0.00%, 09/01/21 (NPFGC)(a)	430	428,190
Series A, 5.00%, 09/01/45 (Call 09/01/25)	500	602,455
Series B, 0.00%, 09/01/26 (NPFGC)(a)	300	278,241
Series B, 0.00%, 09/01/32 (NPFGC)(a)	2,000	1,603,100
Series B, 0.00%, 09/01/35 (NPFGC)(a)	1,380	1,017,129
Series B, 5.00%, 09/01/45 (Call 09/01/28)	1,000	1,238,150
San Mateo Foster City Public Financing Authority RB 4.00%, 08/01/44 (Call 08/01/29)	430	496,310
5.00%, 08/01/49 (Call 08/01/29)	880	1,114,177
San Mateo Foster City School District/CA GO, 6.63%, 08/01/42 (Call 08/01/31)	2,235	2,449,180

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Mateo Union High School District GO
Series A, 6.45%, 09/01/33	$500	$495,100
Series A, 6.70%, 09/01/41 (Call 09/01/36)	1,610	1,798,966
Series A, 7.00%, 07/01/51 (Call 09/01/41)	1,755	1,580,641
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/40(a)	555	325,302
Santa Clara Unified School District GO 4.00%, 07/01/48 (Call 07/01/26)	4,500	5,017,185
5.00%, 07/01/21	2,000	2,104,460
Santa Clara Valley Water District RB
Series A, 5.00%, 06/01/41 (Call 12/01/25)	2,825	3,367,004
Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,410	1,669,849
Santa Clarita Community College District GO, 3.00%, 08/01/49 (Call 08/01/28)	1,075	1,114,291
Santa Monica Community College District GO
Series A, 4.00%, 08/01/39 (Call 08/01/28)	565	657,163
Series A, 4.00%, 08/01/47 (Call 08/01/28)	700	802,753
Series A, 5.00%, 08/01/43 (Call 08/01/28)	1,500	1,861,005
Series B, 4.00%, 08/01/44 (Call 08/01/24)	1,000	1,088,790
Santa Monica-Malibu Unified School District GO 3.00%, 08/01/49 (Call 08/01/27)	1,500	1,589,130
Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,000	1,150,620
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,000	2,149,440
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	1,132,490
Southern California Public Power Authority RB 5.00%, 04/01/24 (Call 01/01/24)	4,000	4,653,840
5.00%, 07/01/25 (Call 07/01/20)	585	587,282
5.00%, 07/01/30 (Call 01/01/24)	1,000	1,152,650
Series 2010-1, 5.00%, 07/01/30 (Call 07/01/20)	700	702,730
Series A, 2.25%, 07/01/40 (Put 05/01/21)(b)(c)	1,000	1,004,770
Series A, 4.00%, 07/01/21	725	754,638
Series C, 5.00%, 07/01/26 (Call 01/01/25)	650	777,966
Southern California Water Replenishment District RB 4.00%, 08/01/45 (Call 08/01/25)	1,000	1,113,270
5.00%, 08/01/41 (Call 08/01/25)	1,000	1,196,750
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	2,000	2,260,180
Series C, 0.00%, 08/01/41(a)	650	388,323
Series C, 0.00%, 08/01/46(a)	1,000	469,460
Series D, 5.00%, 08/01/44 (Call 08/01/25)	500	592,570
State of California Department of Water Resources Power Supply Revenue RB
Series N, 5.00%, 05/01/21	2,055	2,146,961
Series O, 5.00%, 05/01/21	2,980	3,113,355
Series O, 5.00%, 05/01/22	2,225	2,429,366
State of California Department of Water Resources RB
Series AS, 5.00%, 12/01/20 (ETM)	5	5,122
Series AS, 5.00%, 12/01/21	320	343,354
Series AS, 5.00%, 12/01/22	640	716,934
Series AS, 5.00%, 12/01/22 (ETM)	10	11,176
Series AS, 5.00%, 12/01/23	250	291,595
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	2,280	2,758,937
Series AS, 5.00%, 12/01/27 (Call 12/01/24)	4,030	4,862,477
Series AS, 5.00%, 12/01/29 (Call 12/01/24)	4,320	5,199,509
Series AW, 4.00%, 12/01/35 (Call 12/01/26)	1,000	1,147,790
Series AW, 5.00%, 12/01/21	635	681,342
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	1,000	1,276,370
Series AW, 5.00%, 12/01/33 (Call 12/01/26)	500	623,405

Security	Par (000)	Value

California (continued)
Series AX, 5.00%, 12/01/21	$200	$214,596
Series AX, 5.00%, 12/01/22	500	560,105
Series BA, 5.00%, 12/01/32 (Call 06/01/29)	2,500	3,318,850
State of California GO
3.00%, 10/01/32 (Call 04/01/23)	820	854,842
3.00%, 10/01/34 (Call 10/01/29)	1,865	2,042,343
3.00%, 10/01/35 (Call 10/01/29)	1,850	2,015,593
3.00%, 10/01/37 (Call 10/01/29)	1,365	1,474,896
3.00%, 03/01/46 (Call 03/01/30)	1,000	1,057,560
4.00%, 05/01/23	1,000	1,105,420
4.00%, 04/01/24	1,155	1,311,676
4.00%, 11/01/25	235	277,709
4.00%, 09/01/28 (Call 09/01/26)	250	297,908
4.00%, 12/01/30 (Put 12/01/21)(b)(c)	4,790	4,957,027
4.00%, 09/01/33 (Call 09/01/26)	3,560	4,109,308
4.00%, 09/01/34 (Call 09/01/26)	800	920,976
4.00%, 11/01/34 (Call 11/01/27)	1,800	2,109,240
4.00%, 03/01/36 (Call 03/01/30)	1,000	1,212,630
4.00%, 09/01/36 (Call 09/01/26)	2,000	2,278,100
4.00%, 10/01/36 (Call 10/01/29)	4,125	4,959,199
4.00%, 09/01/37 (Call 09/01/26)	3,505	3,982,171
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,318,960
4.00%, 03/01/38 (Call 03/01/30)	1,000	1,201,270
4.00%, 10/01/44 (Call 10/01/29)	500	585,110
4.00%, 11/01/44 (Call 11/01/24)	975	1,057,680
4.00%, 03/01/45 (Call 03/01/25)	500	545,265
4.00%, 08/01/45 (Call 08/01/25)	250	274,420
4.00%, 03/01/46 (Call 03/01/30)	1,000	1,175,710
4.00%, 11/01/47 (Call 11/01/27)	1,500	1,703,205
5.00%, 08/01/20	500	503,980
5.00%, 09/01/20	170	172,042
5.00%, 10/01/20	4,000	4,064,200
5.00%, 11/01/20	3,900	3,978,390
5.00%, 12/01/20	550	563,283
5.00%, 02/01/21	100	103,135
5.00%, 08/01/21	270	284,796
5.00%, 09/01/21	6,650	7,040,487
5.00%, 10/01/21	335	355,938
5.00%, 11/01/21	2,000	2,132,820
5.00%, 02/01/22	2,600	2,803,112
5.00%, 04/01/22	750	814,298
5.00%, 09/01/22	1,000	1,104,750
5.00%, 10/01/22	5,000	5,542,450
5.00%, 11/01/22	2,000	2,224,440
5.00%, 12/01/22	1,780	1,986,391
5.00%, 08/01/23	955	1,093,714
5.00%, 09/01/23	3,465	3,980,731
5.00%, 10/01/23	1,250	1,440,525
5.00%, 11/01/23	1,375	1,589,472
5.00%, 11/01/23 (Call 11/01/20)	500	509,690
5.00%, 12/01/23	500	579,770
5.00%, 02/01/24 (Call 02/01/22)	220	236,834
5.00%, 08/01/24	750	890,482
5.00%, 10/01/24	1,715	2,047,710
5.00%, 11/01/24	1,910	2,286,881
5.00%, 11/01/24 (Call 11/01/20)	250	254,835
5.00%, 12/01/24 (Call 12/01/23)	2,275	2,631,925
5.00%, 02/01/25 (Call 02/01/23)	1,000	1,119,380
5.00%, 03/01/25	250	302,605
5.00%, 04/01/25	2,000	2,427,320

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 08/01/25	$2,550	$3,126,529
5.00%, 09/01/25	880	1,081,573
5.00%, 09/01/25 (Call 09/01/23)	3,450	3,944,212
5.00%, 10/01/25	1,550	1,909,631
5.00%, 10/01/25 (Call 10/01/24)	400	476,840
5.00%, 11/01/25 (Call 11/01/20)	585	596,291
5.00%, 11/01/25 (Call 11/01/23)	300	344,919
5.00%, 12/01/25 (Call 12/01/23)	1,000	1,153,120
5.00%, 03/01/26 (Call 03/01/25)	1,250	1,509,762
5.00%, 04/01/26	1,335	1,669,511
5.00%, 08/01/26	5,255	6,633,124
5.00%, 08/01/26 (Call 08/01/25)	1,775	2,172,245
5.00%, 10/01/26	2,000	2,536,480
5.00%, 10/01/26 (Call 10/01/24)	750	892,297
5.00%, 10/01/26 (Call 04/01/26)	2,190	2,710,716
5.00%, 02/01/27 (Call 02/01/23)	1,835	2,043,181
5.00%, 03/01/27	300	301,044
5.00%, 03/01/27 (Call 03/01/25)	805	969,767
5.00%, 04/01/27	1,000	1,279,700
5.00%, 08/01/27	640	826,336
5.00%, 08/01/27 (Call 08/01/26)	500	628,150
5.00%, 09/01/27 (Call 09/01/21)	500	529,050
5.00%, 09/01/27 (Call 09/01/26)	2,490	3,135,806
5.00%, 10/01/27	2,265	2,937,569
5.00%, 11/01/27	470	610,920
5.00%, 11/01/27 (Call 11/01/23)	700	800,205
5.00%, 08/01/28 (Call 08/01/25)	1,000	1,216,970
5.00%, 08/01/28 (Call 08/01/26)	6,520	8,164,474
5.00%, 08/01/28 (Call 08/01/27)	2,385	3,067,992
5.00%, 09/01/28 (Call 09/01/26)	775	972,718
5.00%, 10/01/28	750	993,390
5.00%, 11/01/28	1,000	1,327,060
5.00%, 11/01/28 (Call 11/01/27)	1,630	2,110,051
5.00%, 02/01/29 (Call 02/01/23)	1,000	1,110,360
5.00%, 04/01/29	5,375	7,199,812
5.00%, 08/01/29 (Call 08/01/27)	1,000	1,280,250
5.00%, 09/01/29 (Call 09/01/26)	2,600	3,249,324
5.00%, 10/01/29	1,500	2,030,115
5.00%, 10/01/29 (Call 04/01/23)	6,550	7,305,739
5.00%, 10/01/29 (Call 04/01/26)	750	924,780
5.00%, 11/01/29 (Call 11/01/27)	1,480	1,906,033
5.00%, 04/01/30	350	478,258
5.00%, 04/01/30 (Call 04/01/29)	1,000	1,331,890
5.00%, 08/01/30 (Call 08/01/27)	600	765,348
5.00%, 08/01/30 (Call 08/01/28)	1,000	1,307,930
5.00%, 09/01/30 (Call 09/01/21)	2,800	2,960,496
5.00%, 11/01/30 (Call 11/01/23)	2,000	2,275,400
5.00%, 11/01/30 (Call 11/01/27)	2,680	3,438,494
5.00%, 02/01/31 (Call 02/01/22)	500	534,880
5.00%, 03/01/31 (Call 03/01/25)	3,000	3,573,690
5.00%, 03/01/31 (Call 03/01/30)	1,000	1,354,540
5.00%, 09/01/31 (Call 09/01/21)	1,500	1,585,200
5.00%, 09/01/31 (Call 09/01/26)	2,000	2,478,660
5.00%, 10/01/31 (Call 10/01/24)	2,825	3,319,883
5.00%, 11/01/31 (Call 11/01/23)	2,080	2,359,635
5.00%, 11/01/31 (Call 11/01/27)	1,000	1,277,640
5.00%, 11/01/31 (Call 11/01/28)	1,000	1,310,590
5.00%, 02/01/32 (Call 02/01/22)	1,500	1,604,130
5.00%, 03/01/32 (Call 03/01/30)	2,500	3,358,775
5.00%, 04/01/32	4,000	5,610,000

Security	Par (000)	Value

California (continued)
5.00%, 05/01/32 (Call 05/01/24)	$2,000	$2,315,320
5.00%, 08/01/32 (Call 02/01/25)	250	295,575
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,703,560
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,171,460
5.00%, 10/01/32 (Call 10/01/29)	1,000	1,324,960
5.00%, 02/01/33 (Call 02/01/22)	1,000	1,069,070
5.00%, 02/01/33 (Call 02/01/23)	2,000	2,205,060
5.00%, 04/01/33 (Call 04/01/29)	840	1,095,570
5.00%, 08/01/33 (Call 08/01/24)	3,000	3,493,020
5.00%, 09/01/33 (Call 09/01/23)	1,635	1,836,530
5.00%, 09/01/33 (Call 09/01/26)	1,500	1,845,030
5.00%, 10/01/33 (Call 04/01/24)	1,395	1,603,273
5.00%, 10/01/33 (Call 10/01/24)	3,185	3,726,641
5.00%, 09/01/34 (Call 09/01/26)	3,935	4,827,419
5.00%, 11/01/34 (Call 11/01/28)	1,000	1,292,230
5.00%, 03/01/35 (Call 03/01/30)	1,500	1,982,355
5.00%, 04/01/35 (Call 04/01/29)	2,000	2,587,360
5.00%, 08/01/35 (Call 08/01/25)	1,550	1,849,801
5.00%, 09/01/35 (Call 09/01/26)	1,000	1,222,570
5.00%, 04/01/36 (Call 04/01/24)	5,000	5,718,100
5.00%, 08/01/36 (Call 08/01/28)	1,890	2,409,070
5.00%, 11/01/36 (Call 11/01/27)	845	1,056,749
5.00%, 08/01/37 (Call 08/01/28)	2,125	2,699,961
5.00%, 10/01/37 (Call 10/01/24)	3,000	3,474,240
5.00%, 11/01/37 (Call 11/01/28)	1,000	1,277,400
5.00%, 02/01/38 (Call 02/01/23)	4,545	4,993,364
5.00%, 08/01/38 (Call 08/01/26)	2,250	2,723,377
5.00%, 10/01/39 (Call 10/01/24)	1,000	1,154,880
5.00%, 10/01/39 (Call 10/01/29)	1,500	1,932,420
5.00%, 09/01/41 (Call 09/01/21)	380	400,212
5.00%, 10/01/41 (Call 10/01/21)	4,675	4,940,680
5.00%, 04/01/42 (Call 04/01/22)	1,000	1,072,420
5.00%, 09/01/42 (Call 09/01/22)	750	817,050
5.00%, 04/01/43 (Call 04/01/23)	910	1,002,074
5.00%, 11/01/43 (Call 11/01/23)	3,000	3,365,670
5.00%, 08/01/45 (Call 08/01/25)	3,400	3,952,534
5.00%, 08/01/46 (Call 08/01/26)	1,500	1,792,335
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,197,350
5.00%, 10/01/47 (Call 04/01/26)	2,850	3,374,856
5.00%, 11/01/47 (Call 11/01/27)	800	980,472
5.25%, 09/01/22	2,815	3,125,607
5.25%, 10/01/22	600	668,574
5.25%, 02/01/23	500	564,985
5.25%, 09/01/25 (Call 09/01/21)	750	795,128
5.25%, 09/01/30 (Call 09/01/21)	2,000	2,116,440
5.25%, 09/01/31 (Call 09/01/21)	3,000	3,173,520
5.25%, 08/01/32 (AGM)	1,825	2,579,583
5.25%, 11/01/40 (Call 11/01/20)	2,310	2,352,458
6.00%, 03/01/33 (Call 06/29/20)	735	738,124
Series A, 5.00%, 10/01/24	3,300	3,940,200
Series B, 5.00%, 08/01/20	500	503,980
Series B, 5.00%, 09/01/21	1,000	1,058,720
Series B, 5.00%, 09/01/22	1,220	1,347,795
Series B, 5.00%, 08/01/24	1,815	2,154,968
Series B, 5.00%, 09/01/24	2,945	3,506,494
Series B, 5.00%, 09/01/25	1,000	1,229,060
Series B, 5.00%, 08/01/26	2,280	2,877,930
Series B, 5.00%, 09/01/26	790	999,547
Series C, 5.00%, 08/01/27 (Call 08/01/26)	55	69,097
Series C, 5.00%, 08/01/33 (Call 02/01/25)	480	566,304

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Sunnyvale Elementary School District GO, 4.00%, 09/01/42 (Call 09/01/25)	$500	$561,540
Ukiah Unified School District/CA GO, 0.00%, 08/01/28 (NPFGC)(a)	1,000	891,760
University of California RB 5.00%, 05/15/24 (Call 05/15/23)	420	477,158
5.00%, 05/15/25	300	365,838
Series A, 5.00%, 05/15/41 (Call 05/15/26)	855	1,019,245
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	2,500	2,790,050
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	1,000	1,113,550
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,000	1,118,820
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	3,300	3,678,774
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	3,965	4,500,830
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	700	801,073
Series AM, 5.25%, 05/15/38 (Call 05/15/24)	5,000	5,805,750
Series AO, 5.00%, 05/15/23	850	969,722
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,015	3,665,124
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	3,000	3,598,140
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	1,000	1,182,850
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	2,150	2,546,911
Series AT, 1.40%, 05/15/46 (Put 05/15/21)(b)(c)	1,000	1,003,110
Series AV, 4.00%, 05/15/45 (Call 05/15/27)	500	566,125
Series AV, 5.00%, 05/15/36 (Call 05/15/27)	1,100	1,360,326
Series AV, 5.25%, 05/15/42 (Call 05/15/27)	2,000	2,463,680
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,000	1,224,100
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	1,000	1,263,890
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	2,135	2,640,269
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	2,650	3,263,872
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	500	571,925
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	750	948,405
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	3,705	4,592,977
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	250	307,948
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	500	620,360
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	2,500	3,128,600
Series G, 5.00%, 05/15/24 (Call 05/15/22)	535	583,910
Series G, 5.00%, 05/15/25 (Call 05/15/22)	535	583,797
Series G, 5.00%, 05/15/25 (PR 05/15/22)	465	508,287
Series G, 5.00%, 05/15/26 (Call 05/15/22)	270	294,573
Series G, 5.00%, 05/15/26 (PR 05/15/22)	230	251,411
Series G, 5.00%, 05/15/32 (Call 05/15/22)	390	424,051
Series G, 5.00%, 05/15/32 (PR 05/15/22)	335	366,185
Series G, 5.00%, 05/15/37 (Call 05/15/22)	660	716,278
Series G, 5.00%, 05/15/37 (PR 05/15/22)	660	721,439
Series G, 5.00%, 05/15/42 (Call 05/15/22)	3,050	3,303,851

Security	Par/ Shares (000)	Value

California (continued)
Series I, 5.00%, 05/15/28 (Call 05/15/25)	$350	$423,945
Series I, 5.00%, 05/15/31 (Call 05/15/25)	2,765	3,323,724
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	646,213
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,000	3,335,400
Series K, 5.00%, 05/15/35 (Call 05/15/26)	500	603,300
Series M, 4.00%, 05/15/47 (Call 05/15/27)	250	282,033
Series M, 5.00%, 05/15/33 (Call 05/15/27)	1,000	1,245,470
Series M, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,804,140
Series M, 5.00%, 05/15/52 (Call 05/15/27)	250	299,080
Series O, 4.00%, 05/15/29 (Call 05/15/28)	500	614,535
Series O, 5.00%, 05/15/58 (Call 05/15/28)	1,000	1,219,110
Series O, 5.50%, 05/15/58 (Call 05/15/28)	500	628,680
Ventura County Public Financing Authority RB, Series A, 5.00%, 11/01/43 (PR 11/01/22)	500	544,335
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	279,660
William S Hart Union High School District GO
Series A, 0.00%, 08/01/33(a)	450	349,592
Series B, 0.00%, 08/01/34 (AGM)(a)	1,250	925,525
Series C, 0.00%, 08/01/37 (PR 08/01/23)(a)	500	245,895
Series C, 4.00%, 08/01/38 (Call 08/01/23)	500	537,150

		1,450,260,390

Total Municipal Debt Obligations — 97.5% (Cost: $1,373,546,668)		1,450,260,390

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Liquidity Funds California Money Fund Portfolio, 0.00%(d)(e)	28,175	28,180,196

Total Short-Term Investments — 1.9% (Cost: $28,178,091)		28,180,196

Total Investments in Securities — 99.4% (Cost: $1,401,724,759)		1,478,440,586

Other Assets, Less Liabilities — 0.6%		8,987,762

Net Assets — 100.0%		$1,487,428,348

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/29/20 (000)	Net Activity (000)	Shares Held at 05/31/20 (000)	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds California Money Fund Portfolio	13,156	15,019	28,175	$28,180,196	$27,284	(b)	$(869)		$2,105

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® California Muni Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$1,450,260,390	$—	$1,450,260,390
Money Market Funds	28,180,196	—	—	28,180,196

	$28,180,196	$1,450,260,390	$—	$1,478,440,586

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGC-ICC	Assured Guaranty Corp. — Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Co.

GO	General Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

RB	Revenue Bond